BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.7%
Austria—0.7%
ams AG*	40,037	$1,026,232
Bermuda—1.5%
Everest Re Group Ltd.	9,741	2,214,421
Brazil—0.3%
JBS SA	103,600	447,669
Canada—1.3%
Kinross Gold Corp.	68,940	491,026
Lundin Mining Corp.	83,532	667,638
West Fraser Timber Co., Ltd.	12,040	666,664
		1,825,328
France—9.6%
Accor SA*	19,980	686,042
Capgemini SA	14,616	2,033,460
Cie de Saint-Gobain*	36,640	1,735,699
Cie Generale des Etablissements Michelin SCA	8,978	1,116,764
Eiffage SA*	18,315	1,790,607
Peugeot SA*	93,288	2,188,654
Sanofi	15,150	1,527,099
Total SA	38,591	1,638,006
Vinci SA	5,580	566,912
Vivendi SA	17,543	525,912
		13,809,155
Germany—8.1%
Brenntag AG	19,078	1,460,958
Continental AG	13,182	1,784,192
Deutsche Post AG	30,395	1,466,199
Deutsche Telekom AG	71,415	1,289,294
HeidelbergCement AG	23,977	1,696,264
Rheinmetall AG	19,768	1,755,180
Siemens AG	15,814	2,110,763
		11,562,850
Greece—0.5%
Hellenic Telecommunications Organization SA	44,700	744,436
Hong Kong—0.5%
Topsports International Holdings Ltd.	453,000	672,515
Ireland—1.1%
CRH PLC	40,705	1,578,300
Italy—0.6%
Leonardo SpA	114,531	831,403
Japan—10.1%
Fuji Corp.	66,100	1,597,028
Fuji Electric Co., Ltd.	14,400	509,862
Hitachi Ltd.	53,600	2,034,322
Honda Motor Co., Ltd.	24,700	687,202
KDDI Corp.	23,900	680,108
Mitsubishi Gas Chemical Co., Inc.	17,300	366,172
NEC Corp.	24,700	1,330,761
Nihon Unisys Ltd.	30,300	1,120,786
Sony Corp.	37,500	3,494,455
Sumitomo Mitsui Financial Group, Inc.	19,700	566,426
Taiyo Yuden Co., Ltd.	16,500	747,188
Tokyo Electron Ltd.	2,400	815,649
Zenkoku Hosho Co., Ltd.	12,000	547,609
		14,497,568
Netherlands—3.1%
Aalberts NV	17,093	737,359
ING Groep NV	125,991	1,225,476
NXP Semiconductors NV	9,712	1,538,575
Signify NV*	23,794	1,002,958
		4,504,368
Singapore—1.5%
DBS Group Holdings Ltd.	60,100	1,121,201
United Overseas Bank Ltd.	57,900	963,020
		2,084,221
South Korea—3.3%
KB Financial Group, Inc.	26,584	1,098,987
KT Corp. - SP ADR	78,327	847,498
POSCO	5,135	1,088,598
Samsung Electronics Co., Ltd.	26,984	1,626,616
		4,661,699
Switzerland—3.2%
Glencore PLC	347,715	980,301
Novartis AG	14,955	1,353,959
STMicroelectronics NV	57,438	2,262,726
		4,596,986
United Kingdom—7.9%
BAE Systems PLC	261,578	1,745,204
Direct Line Insurance Group PLC	238,579	935,920
GVC Holdings PLC	71,772	986,207
Inchcape PLC	170,738	1,359,206
Kingfisher PLC	203,153	737,779
Melrose Industries PLC	672,096	1,344,827
Nomad Foods Ltd.*	13,967	337,303
Persimmon PLC	27,578	967,778
Rio Tinto PLC	7,006	457,348
Tesco PLC	489,894	1,474,550
WH Smith PLC	56,089	1,052,852
		11,398,974
United States—43.4%
Allison Transmission Holdings, Inc.	16,817	690,338
Allstate Corp., (The)	21,690	2,219,972
American Express Co.(a)	7,172	850,527
American International Group, Inc.	23,926	919,715
Anthem, Inc.	6,371	1,984,694
Applied Materials, Inc.	18,484	1,524,560
AutoZone, Inc.*	1,281	1,457,330
Bank of America Corp.	26,555	747,789
Carter's, Inc.*	7,049	627,291
Cigna Corp.	12,735	2,663,398
Cisco Systems, Inc.	12,078	519,596
Citigroup, Inc.	20,862	1,148,870
Corteva, Inc.	19,270	738,426
CVS Health Corp.	26,827	1,818,602
Diamondback Energy, Inc.(a)	21,738	868,650
Dick's Sporting Goods, Inc.(a)	20,126	1,143,358
DuPont de Nemours, Inc.(a)	43,074	2,732,615
Eagle Materials, Inc.*	11,612	1,056,576
Eaton Corp. PLC	16,937	2,051,240
Goldman Sachs Group Inc., (The)	7,148	1,648,186
Graphic Packaging Holding Co.	46,264	708,764
Harley-Davidson, Inc.(a)	25,935	1,044,921
Helmerich & Payne, Inc.	10,950	249,332
Huntington Bancshares, Inc.	133,484	1,612,487
ITT, Inc.	15,576	1,131,285
JPMorgan Chase & Co.	17,055	2,010,443
KeyCorp	101,126	1,563,408
LKQ Corp.*	48,231	1,698,696
Marathon Petroleum Corp.(a)	9,214	358,240
MasTec, Inc.*(a)	20,213	1,146,279
McKesson Corp.	9,806	1,764,197
Medtronic PLC	15,799	1,796,346
Merck & Co., Inc.	11,258	905,031
Micron Technology, Inc.*	19,210	1,231,169
Nexstar Media Group, Inc., Class A	6,679	702,965
NVR, Inc.*	127	507,642
Oracle Corp.	15,908	918,210
Owens Corning	30,238	2,203,443
Parsley Energy, Inc., Class A(a)	60,510	758,190
Pfizer, Inc.	25,959	994,489
PPG Industries, Inc.(a)	3,833	562,569
Schlumberger Ltd.	23,761	493,991
Science Applications International Corp.	19,296	1,785,652
SYNNEX Corp.*	12,750	2,043,953
TE Connectivity Ltd.	12,783	1,456,879
Textron, Inc.	22,623	1,020,297
Valvoline, Inc.	68,582	1,562,984
Vistra Energy Corp.	102,221	1,909,488
WestRock Co.	15,412	650,541
		62,203,624
TOTAL COMMON STOCKS
(Cost $110,666,074)		138,659,749
PREFERRED STOCKS—1.7%
Brazil—0.5%
Petroleo Brasileiro SA 1.658%	169,300	787,500
Germany—0.5%
Schaeffler AG 6.923%	89,136	665,599
South Korea—0.7%
Samsung Electronics Co., Ltd. 2.319%	17,916	988,453
TOTAL PREFERRED STOCKS
(Cost $1,798,181)		2,441,552

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—6.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(b)	8,777,361	8,777,361
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $8,777,361)		8,777,361
SHORT-TERM INVESTMENTS—1.2%
U.S. Bank Money Market Deposit Account, 0.03%(b)	1,714,730	1,714,730
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,714,730)		1,714,730
TOTAL INVESTMENTS—105.7%
(Cost $122,956,346)		151,593,392
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.7)%		(8,159,486)
NET ASSETS—100.0%		$143,433,906

PLC	PLC
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2020, the market value of securities on loan was $8,274,897.
(b)	The rate shown is as of November 30, 2020.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Austria	$1,026,232	$-	$1,026,232.00	$-	$-
Bermuda	2,214,421	2,214,421	-	-	-
Brazil	447,669	447,669	-	-	-
Canada	1,825,328	1,825,328	-	-	-
France	13,809,155	-	13,809,155	-	-
Germany	11,562,850	-	11,562,850	-	-
Greece	744,436	-	744,436	-	-
Hong Kong	672,515	-	672,515	-	-
Ireland	1,578,300	-	1,578,300	-	-
Italy	831,403	-	831,403	-	-
Japan	14,497,568	-	14,497,568	-	-
Netherlands	4,504,368	1,538,575	2,965,793	-	-
Singapore	2,084,221	-	2,084,221	-	-
South Korea	4,661,699	847,498	3,814,201	-	-
Switzerland	4,596,986	-	4,596,986	-	-
United Kingdom	11,398,974	337,303	11,061,671	-	-
United States	62,203,624	62,203,624	-	-	-
Preferred Stock
Brazil	787,500	787,500	-	-	-
Germany	665,599	665,599	-	-	-
South Korea	988,453	-	988,453	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	8,777,361	-	-	-	8,777,361
Short-Term Investments	1,714,730	1,714,730
Total Assets	$151,593,392	$72,582,247	$70,233,784	$-	$8,777,361

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.